Submission	Mar. 26, 2026
Submission [Line Items]
Central Index Key	0001985840
Registrant Name	Hashdex Commodities Trust
Registration File Number	333-276254
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Hashdex Commodities Trust
Street 1	1100 N. Market Street
Street 2	Suite 300
City	Wilmington
State or Country Code	Delaware
Zip Code	19890
Reporting FY End Date	Dec. 31, 2025
Offset Table N/A	N/A
Securities 424I N/A